OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2014	2013

Payroll and related accruals	$1,476	$1,895
Accrued expenses - subcontractors	1,433	1,053
Accrued expenses	486	607
Accrued commissions	-	434
Tax authorities	602	361
Derivatives Instruments	216	-
Others	54	-

	$4,267	$4,350